UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08049

______________________________________________

RENAISSANCE CAPITAL GREENWICH FUNDS

______________________________________________________________________________

(Exact name of registrant as specified in charter)

165 MASON STREET

GREENWICH, CONNECTICUT 06830

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
State Street Bank and Trust Company Christopher Madden, Esq. 4 Copley Place, 5th Floor Boston, Massachusetts 02116	James Ash Gemini Fund Services, LLC 80 Arkay Drive, Hauppauge, New York 11788

Registrant’s telephone number, including area code:  (800) 304-6552

Date of fiscal year end:  September 30th

Date of reporting period:  March 31, 2014

Item 1:  Shareholder Report

THE GLOBAL IPO

FUND

2014 Semi-Annual Report

March 31, 2014

Renaissance Capital LLC

The IPO Expert

THE GLOBAL IPO FUND

HOLDINGS BY INDUSTRY

 March 31, 2014 (Unaudited)

	% of Net		% of Net
	Assets		Assets
Internet Software & Services	17.0%	Commercial & Professional Services	3.3%
Healthcare-Services	10.2%	Insurance	2.8%
Software & Services	7.7%	Electric Utilities	2.6%
Pharmaceuticals	6.7%	Food	2.6%
Apparel	6.0%	Real Estate	2.5%
Airlines	5.8%	Advertising	2.1%
Travel/Entertainment	5.4%	Education Services	2.1%
Energy	5.0%	Commercial Banks	1.4%
Healthcare-Products	4.4%	Wireless Telecommunication	1.4%
Communications Equipment	3.6%	Biotechnology	0.8%
Building Materials	3.5%	Other/Cash & Equivalents	3.1%
		Total	100.0%

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THE GLOBAL IPO FUND

Portfolio of Investments

March 31, 2014 (Unaudited)

	Shares	Value (US$)

COMMON STOCK - 96.9%
ADVERTISING - 2.1%
CBS Outdoor Americas, Inc.*	10,900	$ 318,824

AIRLINES - 5.8%
Spirit Airlines, Inc. *	15,000	891,000

APPAREL - 6.0%
Michael Kors Holdings, Ltd. *	10,000	932,700

BIOTECHNOLOGY - 0.8%
Acceleron Pharma, Inc. *	3,500	120,750

BUILDING MATERIALS - 3.5%
CaesarStone Sdot Yam, Ltd.	10,000	543,800

COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
Aramark Holdings Corp.	10,000	289,200
Trinet Group, Inc.	10,000	213,100
		502,300
COMMERCIAL BANKS - 1.4%
First Republic Bank	4,000	215,960

EDUCATION SERVICES - 2.1%
Nord Anglia Education *	17,000	325,890

ELECTRIC UTILITIES - 2.6%
NRG Yield Inc- Class A	10,000	395,300

COMMUNICATIONS EQUIPMENT - 3.6%
Palo Alto Networks, Inc *	8,000	548,800

ENERGY - 5.0%
EQT Midstream Partners LP	11,000	773,630

See Notes to Financial Statements.

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THE GLOBAL IPO FUND

Portfolio of Investments

March 31, 2014 (Unaudited) (Continued)

	Shares	Value (US$)

FOOD - 2.6%
Pinnacle Foods, Inc.	5,000	149,300
Sprout Farmers Markets, Inc. *	7,000	252,210
		401,510
HEALTHCARE-PRODUCTS - 4.4%
Globus Medical, Inc. *	25,000	664,750
Lumenis LTD *	1,500	16,920
		681,670
HEALTHCARE-SERVICES - 10.2%
Envision Healthcare Holdings, Inc. *	24,000	811,920
Quintiles Transnational Holdings, Inc. *	15,000	761,550
		1,573,470

INSURANCE - 2.8%
ING US, Inc. *	12,000	435,240

INTERNET SOFTWARE & SERVICES - 17.0%
Criteo SA - ADR*	9,000	364,950
Facebook, Inc. - Class A *	21,000	1,265,040
RetailMeNot *	10,000	320,000
Twitter, Inc. *	10,000	466,700
Zillow, Inc. *	2,500	220,250
		2,636,940
PHARMACEUTICALS - 6.7%
Aratana Therapeutics, Inc. *	29,000	538,240
Mediwound Ltd *	6,000	86,460
Zoetis, Inc.	14,000	405,160
		1,029,860
REAL ESTATE - 2.5%
Realogy Holdings Corp. *	9,000	391,050

See Notes to Financial Statements.

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THE GLOBAL IPO FUND

Portfolio of Investments

March 31, 2014 (Unaudited) (Continued)

	Shares	Value (US$)

SOFTWARE & SERVICES - 7.7%
Tableau Software Inc *	6,000	456,480
Workday, Inc. - Class A *	8,000	731,440
		1,187,920
TRAVEL/ENTERTAINMENT - 5.4%
Hilton Worldwide Holdings Inc. *	20,000	444,800
Norwegian Cruise Line Holdings *	12,000	387,240
		832,040
WIRELESS TELECOMMUNICATION - 1.4%
Ringcentral Inc *	12,000	217,200

TOTAL COMMON STOCK ( Cost - $12,616,086)		14,955,854

SHORT-TERM INVESTMENTS - 6.5%
MONEY MARKET FUNDS - 6.5%
Dreyfus Institutional Reserves Money Fund - Premier Shares, 0.00%**	501,769	501,769
Milestone Treasury Obligations Fund - Institutional Class, 0.00%**	501,769	501,769
TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,003,538)		1,003,538

TOTAL INVESTMENTS - 103.4% ( Cost - $13,619,624) (a)		$ 15,959,392
OTHER LIABILITIES LESS ASSETS - (3.4) %		(521,885)
NET ASSETS - 100.0%		$ 15,437,507

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on March 31, 2014.
ADR - American Depositary Receipt
LP - Limited Partnership

(a) Represents cost for financial reporting purposes.  The cost for Federal income tax purposes is $13,911,887. At March  31, 2014, net appreciation for all securities was $2,047,505.  This consists of aggregate gross unrealized appreciation of $2,355,823 and aggregate gross unrealized depreciation of $308,318

See Notes to Financial Statements.

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THE GLOBAL IPO FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2014 (Unaudited)

Assets
Investment securities
At cost	$ 13,619,624
At value	$ 15,959,392
Receivable for Investments Sold	364,091
Dividends and Interest Receivable	1,050
Prepaid Expenses and Other Assets	15,569
Total Assets	16,340,102

Liabilities
Payable for Investments Purchased	847,236
Payable for Fund Shares Redeemed	2,535
Payable for Distribution Fees	4,827
Payable for Advisory Fee	21,725
Accrued Expenses and Other Liabilities	26,272
Total Liabilities	902,595

Net Assets	$ 15,437,507

Net Assets Consist of:
Paid-in-Capital	$ 14,649,140
Accumulated Net Investment Loss	(559,988)
Accumulated Net Realized Loss on Investments	(991,413)
Net Unrealized Appreciation on Investments	2,339,768

Total Net Assets	$ 15,437,507

Net Asset Value, Offering and Redemption Price Per Share*
($15,437,507/977,534 shares of beneficial interest,
without par value, unlimited number of shares authorized)	$ 15.79

*The Fund imposes a 2% redemption fee on shares sold, other than those received from the reinvestment of dividends and capital gains, that were held 90 days or fewer.

See Notes to Financial Statements.

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THE GLOBAL IPO FUND

STATEMENT OF OPERATIONS

 For the Six Months Ended March 31, 2014 (Unaudited)

Investment Income
Dividends	$ 75,938
Interest	29
Total Investment Income	75,967

Expenses
Investment Adviser	239,644
Distribution Fees	39,941
Administration Fees	28,920
Transfer Agent Fees and Expenses	22,439
Professional Fees	17,702
Federal and State Registration	16,205
Shareholder Reports	13,965
Trustees' Fees	8,976
Custody Fees	6,129
Other Expenses	997
Total Expenses	394,918
Plus:
Expenses Recaptured by the Adviser	31,321
Net Expenses	426,239
Net Investment Loss	(350,272)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments	2,852,962
Net Change in Unrealized Appreciation (Depreciation)
During the Period on Investments	(2,702,149)

Net Realized and Unrealized Gain on Investments	150,813

Net Decrease in Net Assets Resulting from Operations	$ (199,459)

See Notes to Financial Statements.

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THE GLOBAL IPO FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31	September 30
	2014	2013
Increase (Decrease) in Net Assets	(Unaudited)
from Operations
Net Investment Loss	$ (350,272)	$ (147,412)
Net Realized Gain on Investments	2,852,962	651,612
Net Change in Unrealized Appreciation
(Depreciation) of Investments	(2,702,149)	3,761,413
Net Increase (Decrease) in Net Assets
Resulting from Operations	(199,459)	4,265,613

Fund Share Transactions
Proceeds from Shares Sold	9,400,676	43,163,687
Cost of Shares Redeemed	(47,720,407)	(1,687,350)
Redemption Fee Proceeds	29,707	2,605
Net Increase (Decrease) in Net Assets
from Fund Share Transactions	(38,290,024)	41,478,942

Total Increase (Decrease) in Net Assets	(38,489,483)	45,744,555

Net Assets
Beginning of Period	53,926,990	8,182,435
End of Period *	$ 15,437,507	$ 53,926,990
* Includes Accumulated Investment Loss of	$ (559,988)	$ (209,716)

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	589,359	2,842,065
Number of Shares Redeemed	(3,067,597)	(128,418)
Net Increase (Decrease) in Fund Shares	(2,478,238)	2,713,647

See Notes to Financial Statements.

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THE GLOBAL IPO FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2014		Year Ended September 30,
	(Unaudited)		2013		2012	2011	2010		2009
Net Asset Value,
Beginning of Period	$ 15.60		$ 11.03		$ 9.83	$ 11.22	$ 11.08		$ 11.14
Income (Loss) From
Investment Operations
Net Investment Loss	(0.17)	**	(0.15)	**	(0.20)	(0.23)	(0.22)		(0.15)
Net Realized and
Unrealized Gain (Loss)	0.35		4.72		1.39	(1.17)	0.36		0.09
Total from Investment
Operations	0.18		4.57		1.19	(1.40)	0.14		(0.06)
Paid-in-Capital From
Redemption Fees	0.01		0.00	*	0.01	0.01	0.00	*	0.00
Net Asset Value,
End of Period	$ 15.79		$ 15.60		$ 11.03	$ 9.83	$ 11.22		$ 11.08
Total Return (1)	1.22%	(4)	41.43%		12.21%	(12.39)%	1.26%		(0.54) %
Ratios and
Supplemental Data
Net Assets,
End of Period (000s)	$ 15,438		$ 53,927		$ 8,182	$ 8,112	$ 9,637		$ 10,087
Ratio of Net Expenses
to Average Net Assets (2)	2.70%	(3)(5)	2.50%		2.50%	2.50%	2.47%		2.50%
Ratio of Net Investment Loss
to Average Net Assets (2)	(2.22)%	(3)	(1.15)%		(1.74)%	(1.87)%	(1.93)%		(1.52)%
Ratio of Expense
to Average Net Assets,
excluding waivers (2)	2.48%	(3)	3.47%		4.46%	3.91%	4.10%		4.35%
Ratio of Net Investment Loss
to Average Net Assets,
excluding waivers (2)	(2.01)%	(3)	(2.12)%		(3.70)%	(3.28)%	(3.56)%		(3.37)%
Portfolio Turnover Rate	104.17%	(4)	142.01%		127.64%	250.10%	328.40%		227.91%

(1)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(2)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(3)	Annualized.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets inclusive of Adviser's recapture of waived/reimbursed fees from prior periods.
*	Per share amount represents less than $0.01 per share.
**	Per share amounts have been calculated using average shares method.

See Notes to Financial Statements.

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THE GLOBAL IPO FUND

Notes To Financial Statments

March 31, 2014 (Unaudited)

The Global IPO Fund (“Global IPO Fund”) is a series of Renaissance Capital Greenwich Funds (“Renaissance Capital Funds”), a Delaware Trust, operating as a registered, diversified, open-end investment company. Renaissance Capital Funds, organized on February 3, 1997, may issue an unlimited number of shares and classes of the Global IPO Fund.  The Trust consists of two funds:  The Global IPO Fund and Renaissance IPO ETF, the financial statements of which are not presented herein.

The investment objective of the Global IPO Fund is to seek capital appreciation by investing in the common stocks of Initial Public Offerings on the offering and in the aftermarket.

A. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

1. SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Short-term investments are carried at amortized cost, which approximates value. Investments in open-end investment companies are valued at net asset value.  Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value using good faith estimates as determined in accordance with the Trust’s “Procedures for Valuing Illiquid Securities and Securities for Which Market Quotations are Not Readily Available or May be Unreliable.”  There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable.  As of March 31, 2014, the Fund did not hold any securities for which market quotations were not readily available.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

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THE GLOBAL IPO FUND

Notes To Financial Statments

March 31, 2014 (Unaudited) (Continued)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 14,955,854	$ -	$ -	$ 14,955,854
Money Market Funds	1,003,538	-	-	1,003,538
Total	$ 15,959,392	$ -	$ -	$ 15,959,392

The Fund did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to record transfers in to or out Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

2. FEDERAL INCOME TAXES: It is the Global IPO Fund’s  intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to distribute all of its taxable income to relieve it from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of (2009 – 2012) or expected to be taken in the Fund’s 2013 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Fund identifies its major tax jurisdiction as U.S. Federal and foreign jurisdictions where the Fund makes significant investments.

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THE GLOBAL IPO FUND

Notes To Financial Statments

March 31, 2014 (Unaudited) (Continued)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  As of September 30, 2013, the Global IPO Fund had a federal income tax capital loss carry forward of $3,223,550.  Federal capital loss carry forwards expire as follows: $2,823,937 expiring in 2017 and $399,613 expiring in 2018.

As of September 30, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Income	Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (3,223,550)	$ (538,278)	$ 4,749,654	$ 987,826

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $217,064.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $321,214.

3. DISTRIBUTIONS TO SHAREHOLDERS: The Global IPO Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Permanent book and tax differences primarily attributable to the tax treatment of net operating losses and adjustments for partnerships and real estate investment trusts, resulted in reclassification for the fiscal year ended September 30, 2013 as follows:  a decrease in paid-in-capital of $65,658; a decrease in accumulated net investment loss of $52,883; and a decrease in accumulated net realized loss on investments of $12,775.

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THE GLOBAL IPO FUND

Notes To Financial Statments

March 31, 2014 (Unaudited) (Continued)

4. OTHER: Security transactions are accounted for on a trade date basis.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

5. INDEMNIFICATION: Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss due to these warranties appears to be remote.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital, LLC (“the Adviser”), a registered investment adviser, the Global IPO Fund agrees to pay Renaissance Capital, LLC an annual fee equal to 1.50% of the average daily net assets of the Global IPO Fund, payable monthly. For the six months ended March 31, 2014, the Adviser earned advisory fees of $239,644.  Additionally, the Adviser has contractually agreed to defer or waive fees or absorb some or all of the expenses (excluding dividends on short sales) of the Global IPO Fund in order to limit Total Fund Operating Expenses to 2.50%.

These deferrals are subject to later recapture by Renaissance Capital for a period of three years.  Total deferrals subject to recapture by Renaissance Capital are $439,672. These deferrals and reimbursements will expire as follows: $150,298 expiring in 2014 and $165,033 expiring in 2015 and $124,341 expiring in 2016.  During the six months ended March 31, 2014, the Adviser recaptured expenses in the amount of $31,321.

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the “Administration Agreement”), the Administrator generally supervises certain operations of the Global IPO Fund, subject to the over-all authority of the Board.  For its services, the Administrator receives a fee computed daily at an annual rate based on average daily net assets of the Global IPO Fund, subject to an annual minimum plus out of pocket expenses.

D. SHAREHOLDER SERVICES: The Global IPO Fund has adopted a Distribution and Shareholder Servicing Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the Global IPO Fund, as determined from time to time by the Board, to pay  an annual fee on the Global IPO Fund’s average daily net assets for distribution and shareholder servicing.

The total annual fee for distribution and shareholding servicing of the Global IPO Fund’s shares, which is payable monthly, will not exceed 0.25% of the average daily net asset value of shares invested in the Global IPO Fund by customers of broker-dealers or distributors or by investors for whom the shareholder servicing agent maintains a servicing relationship.

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THE GLOBAL IPO FUND

Notes To Financial Statments

March 31, 2014 (Unaudited) (Continued)

To discourage short-term investing and recover certain administrative, transfer agency, shareholder servicing and other costs associated with such short-term investing, the Global IPO Fund charges a 2% fee on such redemptions of shares held less than 90 days.  Such fees amounted to $29,707 for the six months ended March 31, 2014.

E. TRUSTEES' FEES: Independent Trustees’ fees are $3,000 per year per Trustee.

F. PURCHASES AND SALES: For the six months ended March 31, 2014, the Global IPO Fund made purchases with a cost of $32,647,990 and sales with proceeds of $67,292,433 of investment securities other than long-term U.S. Government and short-term securities.

G. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.

H. SUBSEQUENT EVENTS:  Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

OBTAINING ADDITIONAL INFORMATION (Unaudited)

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-476-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st and 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-476-3863.

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THE GLOBAL IPO FUND

Supplemental Information

March 31, 2014 (Unaudited)

Cost of Investing

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs on redemptions or redemption fees on shares sold that were held 90 days or fewer.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from October 1, 2013 through March 31, 2014.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13-3/31/14)
Actual	$1,000.00	$ 1,012.20	$12.61
Hypothetical (5% return before expenses)	1,000.00	1,012.53	12.61

* Expenses are equal to the Fund’s annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the days in the reporting period).

Consideration and Approval of Management Agreement with Renaissance Capital with respect to the Global IPO Fund

At a meeting held on November 15, 2013

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board”) held on November 15, 2013, the Board, including the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended (hereafter, the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Renaissance Capital (the “Adviser”) and  Renaissance Capital Funds on behalf of the Global IPO Fund (the “Fund”).

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THE GLOBAL IPO FUND

Supplemental Information

March 31, 2014 (Unaudited)

The Independent Trustees were provided with a memorandum from independent counsel (“Counsel”) describing the Independent Trustees duties and responsibilities in acting in the best interests of the Fund’s shareholders when considering the continuance of the Advisory Agreement and materials provided by the Adviser in response to a questionnaire circulated on behalf of the Independent Trustees by Counsel requesting responses and information as required by Section 15(c) of the Investment Company Act of 1940.  The materials and responses had been provided prior to the Board Meeting and set forth important information about the Adviser pertinent to the Independent Trustees’ consideration to approve the continuation of the Advisory Agreement.  Counsel advised the Independent Trustees to examine the information provided to them, including a report provided by the Adviser comparing advisory fees paid by similar, no-load equity funds, and to consider the advisory fee information in light of the Fund’s performance history.

The Independent Trustees then met in executive session with Counsel to discuss continuance of the Advisory Agreement, the Distribution and Shareholder Servicing Plan, as well as other annual matters.  After further discussion, the Meeting was reconvened and Counsel reported on the Independent Trustees’ findings.  Counsel stated that the Independent Trustees reviewed with specificity the data provided by the Adviser.  Counsel stated that the Board had a thorough discussion of all relevant issues pertaining to the Advisory Agreement renewal and agreed that the written information provided by the Adviser in advance of the Meeting and information provided during the Meeting was satisfactory for their deliberations, subject to receipt of a report of comparable funds advisory fees which was provided to the Independent Trustees thereafter.  Counsel stated that the Independent Trustees, considered the following material factors during their deliberations: (1) the nature, extent and quality of services provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; (4) the extent to which economies of scale will be realized as the Fund grows; (5) whether the fee levels reflect these economies of scale for the benefit of investors; (6) services and fees relative to any institutional accounts managed by the Adviser; and (7) the depth of experience and knowledge of the Adviser with respect to the IPO market, in general.  Upon due consideration ultimately led to their support for the continuance of the Advisory Agreement for another year.  Counsel then provided the following summary:

Nature, Extent and Quality of Services Provided by the Adviser.  The Independent Trustees reviewed the services that the Adviser provides to the Fund, including, but not limited to specialized initial public offering (“IPO”) research, day-to-day investment decisions for the Fund and generally managing the Fund’s investments in accordance with the stated investment objective and policies of the Fund.  The Independent Trustees also reviewed the list of professional personnel of the Adviser and discussed their qualifications.  The Adviser informed the Independent Trustees that an increase in personnel was expected in the upcoming year to further accommodate the Fund’s recent substantial growth.  It was noted that employees are subject to annual education to learn of any changes in the industry that might impact the Fund.  The Independent Trustees considered and discussed, among other things, the Adviser’s notable expertise and leadership in IPO investment services, and the propriety research on the Fund’s IPO holdings.  The Independent Trustees noted the Adviser’s commitment to maintaining a sound compliance program and efforts in relying on its own direct marketing to promote the Fund.  They noted the substantial efforts put forth by the Adviser in growing the assets while maintaining a consistent level of service to the Fund.  On this basis, the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided by the Adviser.

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THE GLOBAL IPO FUND

Supplemental Information

March 31, 2014 (Unaudited)

Investment Performance of the Fund and the Adviser.  The Independent Trustees considered the Fund’s performance history.  They then reviewed the performance of the Fund which had a year-to-date return of approximately 41%.  The Board found such performance to be impressive and concluded that they are satisfied with the investment performance of the Fund under the Adviser’s management.

Costs of Advisory Services.  In concluding that the advisory fee payable by the Fund was reasonable, the Independent Trustees requested and received a report of the advisory fee paid by the Fund to the Adviser, as compared to the advisory fees paid by other comparably managed funds.  The Independent Trustees also requested and received immediately following the Meeting a peer group analysis to further support their consideration that the advisory fee was in line with other funds managed by specialized research-driven investment advisers.  In addition, the Independent Trustees considered other benefits derived by the Fund from its relationship with the Adviser and its affiliates such as, the FTSE Renaissance IPO indices, operating under a joint venture with FTSE, that provides valuable propriety data and benchmarks and are maintained by the Adviser.  After review of the information contained in the Board Book and subject to their receipt of an adequate advisory fee peer group report the Independent Trustees concluded that the 1.50% annual advisor fee was reasonable.

Profitability.  Further, the Independent Trustees considered the level of profitability of the Adviser from its relationship with the Fund and noted the Adviser’s contractual agreement to waive its advisory fee in an effort to control the Fund’s expense ratio and demonstrate its commitment to the Fund and its shareholders.  The Trustees stated that only recently had the Adviser been in a position to recoup past expenses and that the Fund’s current level of profitability was de minimus.

Economies of Scale.  In addition, the Independent Trustees reviewed the Fund’s current asset levels and felt that while substantial growth had occurred, it had not yet reached the level where economies of scale could be achieved.

Services and Fees Relative to Other Funds Managed by the Adviser.  The Independent Trustees also discussed the overall expenses and fee structure of the Adviser’s separately managed exchange-traded fund (“ETF”).  The Independent Trustees acknowledged that while the fees for the ETF are lower than the Fund’s fees, the level of regulatory compliance and cost of services associated with the ETF are also significantly lower.

Conclusion.  In conclusion, the Independent Trustees , based on deliberations and evaluation of the information described above unanimously concluded: (a) that the terms of the Advisory Agreement are fair and reasonable; (b) that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to approve the continuance of the Advisory Agreement for another year.

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GLOBAL IPO FUND

NASDAQ Symbol: IPOSX

------------------------------------------------------------------------------------------------------------------------------------

ADDING TO YOUR ACCOUNT IS SIMPLE!

To make an additional investment in your Global IPO Fund account, complete the form below, detach and mail it with your check payable to the Global IPO Fund:

Name on Account: ________________________________

Global IPO Fund Account Number: __________________

Amount: ____________________

Mail to: The Global IPO Fund ● 17605 Wright Street

Omaha, NE  68130-2095

Questions? Call us toll-free 1-888-476-3863

or email renaissance@renaissancecapital.com

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t

Renaissance IPO ETF

2014 Semi-Annual Report

March 31, 2014

Renaissance Capital LLC

The IPO Expert

Renaissance IPO ETF

Portfolio of Investments

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP 10 HOLDINGS
As of March 31, 2014

% of Net Assets
Zoetis, Inc.	10.1%
Facebook, Inc.	9.2%
Workday, Inc.	5.9%
Realogy Holdings Corp.	4.8%
WhiteWave Foods Co.	3.6%
Splunk, Inc.	3.4%
Spirit Realty Capital, Inc.	3.0%
ING US, Inc.	3.0%
Plains GP Holdings LP	2.7%
Twitter, Inc.	2.6%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

HOLDINGS BY INDUSTRY
As of March 31, 2014

	% of Net		% of Net
	Assets		Assets
Software	12.1%	Containers & Packaging	1.5%
Internet Software & Services	12.0%	Electrical Equipment	1.5%
Oil, Gas & Consumable Fuels	11.3%	Energy Equipment & Services	1.5%
Pharmaceuticals	10.1%	Machinery	1.2%
Real Estate Investment Trusts (REITs)	7.1%	Metals & Mining	1.2%
Hotels, Restaurants & Leisure	6.3%	Thrifts & Mortgage Finance	1.1%
Food Products	4.8%	Electronic Equipment, Instruments & Components	1.0%
Real Estate Management & Development	4.8%	Diversified Consumer Services	0.9%
Diversified Financial Services	3.0%	Life Sciences Tools & Services	0.8%
Specialty Retail	3.0%	Commercial Services & Supplies	0.4%
Trading Companies & Distributors	3.0%	Computers & Peripherals	0.3%
Communications Equipment	2.5%	Diversified Telecommunication Services	0.3%
Food & Staples Retailing	2.2%	Biotechnology	0.2%
Health Care Providers & Services	1.9%	Construction & Engineering	0.2%
Capital Markets	1.6%	Short-Term Investments	3.2%
Consumer Finance	1.5%	Liabilities less other Assets	(2.5)%
		TOTAL	100.0%

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Renaissance IPO ETF

Portfolio of Investments

March 31, 2014 (unaudited)

Shares		Value (US$)
	COMMON STOCKS - 92.8%
	CONSUMER DISCRETIONARY - 9.7%
	Diversified Consumer Services - 0.9%
5,011	Bright Horizons Family Solutions, Inc. *	195,980
4,459	Houghton Mifflin Harcourt Co. *	90,651
		286,631
	Hotels, Restaurants & Leisure - 5.8%
7,924	ARAMARK Holdings Corp.	229,162
12,133	Bloomin’ Brands, Inc. *	292,406
26,251	Hilton Worldwide Holdings, Inc. *	583,822
11,182	Norwegian Cruise Line Holdings, Ltd. *	360,843
11,753	SeaWorld Entertainment, Inc.	355,293
		1,821,526
	Specialty Retail - 3.0%
10,274	Five Below, Inc. *	436,440
6,726	Restoration Hardware Holdings, Inc. *	494,966
		931,406
		3,039,563
	CONSUMER STAPLES - 7.0%
	Food & Staples Retailing - 2.2%
18,660	Sprouts Farmers Market, Inc. *	672,320
	Food Products - 4.8%
12,788	Pinnacle Foods, Inc.	381,850
39,079	WhiteWave Foods Co. - Cl. A *	1,115,314
		1,497,164
		2,169,484
	ENERGY - 8.4%
	Energy Equipment & Services - 1.5%
9,848	Forum Energy Technologies, Inc. *	305,091
7,058	Frank’s International NV	174,897
		479,988
	Oil, Gas & Consumable Fuels - 6.9%
8,569	Antero Resources Corp. *	536,419
8,482	Athlon Energy, Inc. *	300,687
6,935	Cheniere Energy Partners LP Holdings LLC	149,727
11,325	Diamondback Energy, Inc. *	762,286
9,205	EP Energy Corp. - Cl. A * (a)	180,142
8,439	Rice Energy, Inc. *	222,705
		2,151,966
		2,631,954
	FINANCIALS - 17.5%
	Consumer Finance - 1.5%
14,574	Santander Consumer USA Holdings, Inc. *	350,942
4,457	Springleaf Holdings, Inc. *	112,093
		463,035
	Diversified Financial Services - 3.0%
25,604	ING US, Inc.	928,657

	Real Estate Investment Trusts (REITs) - 7.1%
30,241	American Homes 4 Rent - Cl. A	505,327
9,813	Brixmor Property Group, Inc.	209,311
43,408	Retail Properties of America, Inc. - Cl. A	587,744
85,071	Spirit Realty Capital, Inc.	934,080
		2,236,462

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Renaissance IPO ETF

Portfolio of Investments

March 31, 2014 (unaudited) (continued)

	Real Estate Management & Development - 4.8%
34,410	Realogy Holdings Corp. *	1,495,115
	Thrifts & Mortgage Finance - 1.1%
	EverBank Financial Corp.	342,454
		5,465,723
	HEALTH CARE - 13.0%
	Biotechnology - 0.2%
2,189	Intrexon Corp. * (a)	57,549
	Health Care Providers & Services - 1.9%
17,800	Envision Healthcare Holdings, Inc. *	602,174
	Life Sciences Tools & Services - 0.8%
4,903	Quintiles Transnational Holdings, Inc. *	248,925
	Pharmaceuticals - 10.1%
108,793	Zoetis, Inc.	3,148,470
		4,057,118
	INDUSTRIALS - 6.3%
	Commercial Services & Supplies - 0.4%
5,026	West Corp.	120,272
	Construction & Engineering - 0.2%
4,104	Grana y Montero SA - ADR *	70,835
	Electrical Equipment - 1.5%
7,517	SolarCity Corp. * (a)	470,715

	Machinery - 1.2%
12,390	Rexnord Corp. *	359,062

	Trading Companies & Distributors - 3.0%
12,495	HD Supply Holdings, Inc. *	326,744
22,870	MRC Global, Inc. *	616,575
		943,319
		1,964,203
	INFORMATION TECHNOLOGY - 27.9%
	Communications Equipment - 2.5%
8,225	CommScope Holding Co., Inc. *	202,993
8,372	Palo Alto Networks, Inc. *	574,319
		777,312
	Computers & Peripherals - 0.3%
2,171	Nimble Storage, Inc. *	82,259

	Electronic Equipment, Instruments & Components - 1.0%
12,049	CDW Corp.	330,625
	Internet Software & Services - 12.0%
2,064	Criteo SA - ADR *	83,695
47,493	Facebook, Inc. - Cl. A *	2,860,979
17,248	Twitter, Inc. * (a)	804,964
		3,749,638

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Renaissance IPO ETF

Portfolio of Investments

March 31, 2014 (unaudited) (continued)

	Software - 12.1%
4,454	FireEye, Inc. *	274,233
10,000	ServiceNow, Inc. *	599,200
14,689	Splunk, Inc. *	1,050,116
0,139	Workday, Inc. - Cl. A *	1,841,309
		3,764,858
		8,704,692
	MATERIALS - 2.7%
	Containers & Packaging - 1.5%
20,709	Berry Plastics Group, Inc. *	479,414
	Metals & Mining - 1.2%
12,089	Constellium NV - Cl. A *	354,812
		834,226
	TELECOMMUNICATION SERVICES - 0.3%
	Diversified Telecommunication Services - 0.3%
4,910	Intelsat SA *	91,915
	TOTAL COMMON STOCKS (Cost - $27,238,302)	28,958,878
Units
	COMMON STOCK UNITS - 0.5%
	CONSUMER DISCRETIONARY - 0.5%
	Hotels, Restaurants & Leisure - 0.5%
6,834	Extended Stay America, Inc.	155,610
	TOTAL COMMON STOCK UNITS (Cost - $160,852)	155,610
	MASTER LIMITED PARTNERSHIPS - 6.0%
	ENERGY - 4.4%
	Oil, Gas & Consumable Fuels - 4.4%
8,233	CVR Refining LP	191,664
13,129	Northern Tier Energy LP	337,678
30,121	Plains GP Holdings LP - Cl. A	842,786
		1,372,128
		1,372,128
	FINANCIALS - 1.6%
	Capital Markets - 1.6%
8,903	Oaktree Capital Group LLC	517,798
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $1,771,724)	1,889,926
	SHORT-TERM INVESTMENTS - 3.2%
991,111	State Street Navigator Prime Securities Lending Portfolio (b)	991,111

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Renaissance IPO ETF

Portfolio of Investments

March 31, 2014 (unaudited) (continued)

TOTAL SHORT-TERM INVESTMENTS (Cost - $991,111)	991,111
TOTAL INVESTMENTS - 102.5% (Cost - $30,161,989) (c)	31,995,525
LIABILITIES LESS OTHER ASSETS - (2.5)%	(778,651)
NET ASSETS - 100.0%	$31,216,874

*	Non-income producing security.

(a)	Security (or a portion of the security) on loan. As of March 31, 2014, the market value of securities loaned was $970,848. The loaned securities were secured with cash collateral of $991,111. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $30,161,989. At March 31, 2014, net appreciation for all securities was $1,833,536. This consists of aggregate gross unrealized appreciation of $2,433,226 and aggregate gross unrealized depreciation of $599,690.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership

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Renaissance IPO ETF
Balance Sheet
For the Period Ended March 31, 2014 (Unaudited) (1)

Assets
Investment securities
At Cost	$30,161,989
At Value*	31,995,525
Cash	213,439
Receivable for Fund Shares Sold	1,109,328
Dividends Receivable	25,994
Total Assets	33,344,286

Liabilities
Payable Upon Receipt of Securities Loaned	991,111
Payable for Investments Purchased	1,109,212
Accrued Management Fees	27,089
Total Liabilities	2,127,412
Net Assets	$31,216,874

Net Assets Consist of:
Paid-in-Capital	29,083,010
Contributed Net Investment Income	15,620
Accumulated Net Realized Gain on Investments	284,708
Net Unrealized Appreciation on Investments	1,833,536
Total Net Assets	31,216,874

Net Assets Value Per Share	$22.30
Shares Outstanding (unlimited amount authorized)	1,400,000
* Includes investments in securities on loan, at value	970,848

(1)	Commenced operations October 14, 2013.

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Renaissance IPO ETF
Statement of Operations
For the Period Ended March 31, 2014 (Unaudited) (1)

Investment Income
Dividends	$117,073
Securities Lending Income	6,112
Total Investment Income	123,185
Expenses
Management Fees	76,608
Net Investment Income	46,577
Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	284,708
Net Realized Gain on In-Kind Transactions	525,811
Net Change in Unrealized Appreciation on Investments	1,833,536
Net Realized and Unrealized Gain on Investments	2,644,055
Net Increase in Net Assets Resulting from Operations	$2,690,632

(1)	Commenced operations October 14, 2013.

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Renaissance IPO ETF
Statement of Changes in Net Assets
For the Period Ended March 31, 2014 (Unaudited) (1)

Increase in Net Assets from Operations
Net Investment Income	$46,577
Net Realized Gain on Investments	284,708
Net Realized Gain on In-Kind Transactions	525,811
Net Change in Unrealized Appreciation of Investments	1,833,536
Net Increase in Net Assets Resulting from Operations	2,690,632
Distributions to Shareholders From
Net Investment Income	(30,957)
Fund Share Transactions
Proceeds from Shares Sold	36,076,568
Cost of Shares Redeemed	(7,521,119)
Other Capital	1,750
Net Increase in Net Assets from Fund Share Transactions	28,557,199
Total Increase in Net Assets	31,216,874
Net Assets
Beginning of Period	0
End of Period*	31,216,874
*Includes Accumulated Net Investment Income of	15,620
Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	1,750,001
Number of Shares Redeemed	(350,001)
Net increase in Fund Shares	$1,400,000

(1)	Commenced operations on October 14, 2013.

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Renaissance IPO ETF
Financial Highlights
For the Period Ended March 31, 2014 (Unaudited) (1)
For a Share Outstanding Throughout the Period

Net Assets Value, Beginning of Period	$20.00
Income From Investment Operations
Net Investment Income (2)	0.04
Net Realized and Unrealized Gain	2.28
Total from Investment Operations	2.32
Other Capital (2)	0.00 *
Distribution to Shareholders From Net Investment Income	(0.02)
Net Asset Value, End of Period	$22.30

Total Return (3)	11.60%

Ratios and Supplemental Data
Net Assets, End of Period (000s)	$31,217
Ratio of Net Expenses to Average Net Assets (4)	0.60%
Ratio of Net Investment Income to Average Net Assets (4)	0.37%
Portfolio Turnover Rate (5)	44%

(1)	Commenced operations on October 14, 2013.

(2)	Calculated using average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(4)	Annualized.

(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

*	Per share amount represents less than $0.005 per share.

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Renaissance IPO ETF
Notes to Financial Statements
For the Period Ended March 31, 2014 (Unaudited)

The Renaissance IPO ETF (the “Fund”) is a series of Renaissance Capital Greenwich Funds (“the Trust”), a Delaware Trust, operating as a registered, non-diversified, open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and, as a result, is not required to meet certain diversification requirements under the 1940 Act. The Trust, organized on February 3, 1997, may issue an unlimited number of shares of the Fund. The shares of the Fund are referred to herein as “Shares.”

The Trust currently consists of two series, an open-end mutual fund, and the Fund. The Fund commenced operations on October 14, 2013. The financial statements herein relate solely to those of the Fund.

The Fund is an exchange-traded fund (“ETF”). As an ETF, the Fund trades like other publicly-traded securities and is designed to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), Shares of the Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. The Shares of the Fund are listed on the NYSE Arca (the “Exchange”), and trade in the secondary market at market prices that may differ from the Shares’ NAV.

1. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

A. SECURITY VALUATION: The values of the Fund’s portfolio securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service may use information provided by market makers or estimates of market values obtained from yield data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Advisor believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Advisor in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s benchmark index, the Renaissance IPO Index (the “Index”). This may adversely affect the Fund’s ability to track the Index.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

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Renaissance IPO ETF
Notes to Financial Statements
For the Period Ended March 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the Fund’s investments were valued based on Level 1 inputs, as detailed on the Portfolio of Investments.

It is the Fund’s policy to record transfers in to or out of Level 1, Level 2, and Level 3 at the end of the reporting period. There were no transfers in to or out of any level during the current period presented. Additionally, the Fund did not hold any Level 3 securities during the period.

B. INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on an accrual basis.

C. INVESTMENT TRANSACTIONS: Security transactions are accounted for on a trade date basis for financial reporting purposes. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

2. FEDERAL INCOME TAXES: It is the Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to distribute all of its taxable income to relieve it from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years (current and prior years, as applicable) or expected to be taken in the Fund’s 2013 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Fund identifies its major tax jurisdiction as U.S. Federal and foreign jurisdictions where the Fund makes significant investments.

The difference between book basis and tax basis unrealized appreciation, accumulated net realized loss on investments and accumulated net investment loss is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts and partnerships.

For the period ended March 31, 2014, the Fund reclassified non-taxable security gain realized on the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statements of Assets and Liabilities in the amount of $525,811.

A. DISTRIBUTIONS TO SHAREHOLDERS: The Fund will normally distribute substantially all of its net investment income at least annually. Any realized net capital gains will be distributed annually. The fund may also pay a special distribution at any time to comply with U.S federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

3. FEES AND EXPENSES

A. MANAGEMENT FEE: Renaissance Capital LLC (the “Advisor”) serves as investment Advisor to the Fund pursuant to an investment management agreement between the Trust and the Advisor (the “Investment Management Agreement”). Under the Investment Management Agreement, the Advisor, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages the investment of the Fund’s assets. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

Pursuant to a Supervision and Administration Agreement between the Trust, on behalf of the Fund, and the Advisor, the Advisor oversees the operation of the Fund, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Fund to operate, and exercises day-to-day oversight over the Fund’s service providers. Under the Supervision and Administration Agreement, the Advisor also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Fund, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of the Fund.

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Renaissance IPO ETF
Notes to Financial Statements
For the Period Ended March 31, 2014 (Unaudited)

Pursuant to the terms of each of the Investment Management Agreement and the Supervision and Administration, the Trust has agreed to indemnify the Advisor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Investment Management Agreement also provides that the Advisor may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

As compensation for its services, the Advisor is paid a monthly management fee for providing investment advisory, supervisory, administrative and other services the Fund requires under an all-in fee structure based on a percentage of the Fund’s average daily net assets at the annual rate of 0.60%.

The Fund also bears certain other expenses, which are specifically excluded from being covered under the management fee and the Supervision and Administration Agreement (“Excluded Expenses”) and may vary and will affect the total level of expenses paid by the Fund. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Fund also bears asset-based custodial fees not covered by the Supervision and Administration Agreement.

B. DISTRIBUTION AND SERVICING FEES: Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Shares of the Fund. The Board of Trustees of the Trust has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its Shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of the Fund’s average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund.

4. SHAREHOLDER TRANSACTIONS: The Fund issues and redeems Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof. A Creation Unit consists of 50,000 Shares. Creation Units are sold to and from institutional brokers through participation agreements. Except when aggregated in Creation Units, Shares of a Fund are not redeemable. Such transactions generally consist of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) that comprise the Index and an amount of cash computed as described below (the “Cash Component”) or, as permitted or required by the Fund, of cash. The Cash Component together with the Deposit Securities, as applicable, are referred to as the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment. The “Dividend Equivalent Payment” enables the Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Fund (“Fund Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Fund and ends on the next ex-dividend date. Transactions in capital shares for a Fund are disclosed in detail in the Statements of Changes in Net Assets.

A fixed transaction fee of $500 per Creation Unit for the Fund, regardless of the number of Creation Units that are created or redeemed on the same day, is charged to the institutional broker creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The amounts are included in Other Capital on the Statements of Changes in Net Assets.

5. INDEMNIFICATION: Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss due to these warranties appears to be remote.

6. INVESTMENT TRANSACTIONS: For the period ended March 31, 2014, the Fund had in-kind contributions of $36,016,266, in-kind redemptions of $6,996,558, and in-kind net realized gain/loss of $525,811.

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Renaissance IPO ETF
Notes to Financial Statements
For the Period Ended March 31, 2014 (Unaudited)

The in-kind contributions and in-kind redemptions showed above may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The amounts showed above represent the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions or additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by the Fund are affected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

For the period ended March 31, 2014, the Fund made purchases with a cost of $12,260,109 and sales with proceeds of $12,393,645 of investment securities (excluding short-term securities).

7. SECURITIES LENDING: The Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being loaned. This collateral is marked-to-market on a daily basis. The Fund will then invest the cash collateral received in the State Street Navigator Prime Securities Lending Portfolio, and records a liability for the return of the collateral, during the period the securities are on loan. The Fund is subject to a lending limit of 33⅓% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Fund’s direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments. The lending fees and the Fund’s portion of the interest income earned on the cash collateral are included on the Statements of Operations as securities lending income

8. PRINCIPAL RISKS: In the normal course of business the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of selected principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Fund’s Prospectus.

A. CONCENTRATION RISK: The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Index concentrates in a particular sector or sectors or industry or group of industries. The Fund may be subject to the risk that economic, political or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

B. EQUITY SECURITIES RISK: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

C. INDEX TRACKING RISK: The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Because

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Renaissance IPO ETF
Notes to Financial Statements
For the Period Ended March 31, 2014 (Unaudited)

the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index. In addition, the Fund may not be able to invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index, due to legal restrictions or other limitations. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Index is based on securities’ closing prices, the Fund’s ability to track the Index may be adversely affected.

D. INFORMATION TECHNOLOGY RISK: Information technology companies frequently represent the largest sector in the Index. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

E. IPO RISK: The Fund invests in companies that have recently completed an initial public offering. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Index. The price of stocks included in the Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float Shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their Shares in the public market in the months following an IPO when Shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up Shares are released.

F. MARKET RISK: The prices of the securities in the Fund are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

G. MASTER LIMITED PARTNERSHIP (“MLPs”) RISK: Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

H. NON-DIVERSIFIED RISK: The Fund is classified as a “non-diversified” investment company under the Investment the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk because it seeks to replicate an index that is comprised of a limited number of securities.

I. PREMIUM/DISCOUNT RISK: Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholders may sustain losses.

J. REAL ESTATE INVESTMENT TRUST (“REIT”) RISK: Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing returns to the Fund on its investment in such company.

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Renaissance IPO ETF
Notes to Financial Statements
For the Period Ended March 31, 2014 (Unaudited)

K. REPLICATION MANAGEMENT RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

L. SECURITIES LENDING RISK: Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund) or become insolvent. The Fund may pay fees to the party arranging the loan of securities. In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes payment of the same amount to the Fund. Dividends, if they constitute “qualified dividends,” are taxable at the same rate as long-term capital gains. These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates. As a result, some of the distributions received by shareholders who hold Fund Shares in taxable accounts may be subject to taxation at a higher rate than if the Fund had not loaned its portfolio securities.

M. SMALL AND MID-CAPITALIZATION COMPANY RISK: The Fund invests in small and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

9. SUBSEQUENT EVENTS: The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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Renaissance IPO ETF
Notes to Financial Statements
For the Period Ended March 31, 2014 (Unaudited)

Proxy Voting Policies and Procedures and Records

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-486-6645 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-486-6645.

Cost of Investing

Shareholders of the Fund will incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help the shareholder understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the period from October 14, 2013 through March 31, 2014.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund charges a transaction fee of $500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Fund’s shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

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Renaissance IPO ETF
Other Information
For the Period Ended March 31, 2014 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	(10/14/13)	(3/31/14)	(10/14/13-3/31/14)	Expense Ratio
Actual	$1,000	$1,116	$2.94	0.60%
Hypothetical	1,000	1,020	2.81	0.60%
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

Renewal of Investment Advisory Agreement

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board”) held on August 16, 2013, the Board, including the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended (hereafter, the “Independent Trustees”), approved, among other matters, the investment advisory agreement (the “Advisory Agreement”) between Renaissance Capital, LLC (the “Advisor”) and Renaissance Capital Greenwich Funds (the “Trust”) with respect to the Renaissance IPO ETF (the “Fund”), a new series of the Trust.

The Independent Trustees were provided with (i) a review by independent counsel (“Fund Counsel”) describing their duties and responsibilities when considering the approval of the Advisory Agreement with respect to the Fund, and (ii) materials provided by the Advisor in response to a questionnaire circulated on behalf of the Independent Trustees by Fund Counsel requesting responses and information as required by Section 15(c) of the Investment Company Act of 1940. Fund Counsel advised the Independent Trustees that the materials and responses that had been provided prior to the Board Meeting set forth material information about the Advisor pertinent to the Independent Trustees’ consideration to approve the Advisory Agreement with respect to the Fund. Fund Counsel also advised the Independent Trustees to examine the information provided to them, including information provided by the Advisor comparing advisory fees paid by similar ETFs, and to consider the advisory fee information in light of the services expected to be provided by the Advisor to the Fund and the Advisor’s commitment to the Fund and its shareholders. The Independent Trustees also met with Fund Counsel in executive session to discuss the information provided by the Advisor both prior to and during the Board Meeting.

The Independent Trustees considered the following material factors during their deliberations which, upon due consideration, ultimately led to their support for approving the Advisory Agreement with respect to the Fund: (i) the nature, extent and quality of services to be provided by the Advisor, (ii) the overall performance of the Advisor, (iii) the proposed fees and expenses under the Investment Advisory Agreement, (iv) the economies of scale expected to be achieved and (v) the Advisor’s profitability.

Nature, Extent and Quality of Services to be Provided by the Advisor. The Independent Trustees reviewed the services that the Advisor is expected to provide to the Fund including, but not limited to, specialized initial public offering (“IPO”) research and generally managing the Fund’s investments in accordance with the stated investment objective and policies of the Fund. The Board relied upon their past experience with the Advisor and the Trust, and appreciated the relatively unique nature of the Fund as an ETF. The Independent Trustees also reviewed the list of professional personnel of the Advisor and discussed their qualifications. The Independent Trustees considered and discussed, among other things, the Advisor’s notable expertise and leadership in IPO investment services and the Advisor’s commitment to maintaining a sound compliance program. On this basis, the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services anticipated to be provided by the Advisor.

Investment Performance of the Advisor. The Independent Trustees considered the Advisor’s performance history relative to the open-end mutual fund managed by the Advisor, as well as the Advisor’s experience with providing advisory services concerning IPO investments. The Independent Trustees concluded that they anticipate satisfactory investment performance of the Fund under the Advisor’s management.

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Renaissance IPO ETF
Other Information
For the Period Ended March 31, 2014 (Unaudited)

Costs of Advisory Services. In concluding that the unitary fee payable by the Fund was reasonable, the Independent Trustees reviewed information describing the fee to be paid by the Fund to the Advisor and the costs and other expenses incurred by the Advisor under the unitary fee structure. The Independent Trustees also reviewed the peer group comparison data derived from a third-party data service database and noted that the unitary fee to be paid to the Advisor is comparable to advisory fees paid with respect to comparable ETFs. The Independent Trustees acknowledged that under the unitary fee structure the Advisor assumes responsibility for payment of all Fund operating expenses. In addition, the Independent Trustees considered other benefits derived by the Fund from its relationship with the Advisor and its affiliates.

Profitability. Further, the Independent Trustees considered the anticipated level of profitability of the Advisor derived from its relationship with the Fund and noted the impact of the unitary fee structure on Advisor’s profitability, the Fund’s expense ratio and in demonstrating the Advisor’s commitment to the Fund and its shareholders.

Economies of Scale. In addition, the Independent Trustees acknowledged that, based upon anticipated growth the Fund during the contract period, the Advisor is not expected to achieve the type of economies of scale that would justify lower fees.

In conclusion, based on the Independent Trustees deliberations and evaluation of the information described above, the Independent Trustees unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that the Advisor is expected to provide to the Fund; and (c) agreed to approve the Advisory Agreement with respect to the Fund.

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Item 2.  Code of Ethics

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)(1)

Not applicable to the Filing.

(a)(2)

Certification(s) required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the “1940 Act”) are attached hereto.

(a)(3)

Not applicable to the Filing.

(b)

The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

By:

/s/ William K. Smith

William K. Smith,

President

Date:

June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ William K. Smith

William K. Smith,

President

Date:

June 6, 2014

By:

/s/ Kathleen S. Smith

Kathleen S. Smith,

Chairman of the Board, Treasurer

Date:

June 6, 2014